Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables and Accruals [Abstract]
Schedule of Components of Other Payables and Accruals

The components of other payables and accruals are as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Accrued expenses	131,435	208,454	152,579
Other payables	553,161	503,997	368,905
GST payable	91,828	93,399	68,364
Other payables and accruals	776,424	805,850	589,848